SUBSEQUENT EVENTS	6 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 15. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed consolidated financial statements were issued. Based upon this review the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed consolidated financial statements, other than as described below.

Second ELOC Agreement

On February 5, 2025, the Company and Tau entered into an at-the-market agreement (“Second ELOC Agreement”). Pursuant to the Second ELOC Agreement, upon the terms thereof and subject to the satisfaction of certain conditions, we have the right from time to time at our option to direct Tau to purchase up to a specified maximum amount of shares of our Common Stock, up to a maximum aggregate purchase price of $12.25 million (the “Aggregate Limit”), over the 24-month term of the Second ELOC Agreement. We may request, on dates determined by us, individual advances up to the greater of 2,000 shares or such amount as is equal to 50% of the average daily volume traded of the Common Stock during the 30 trading days immediately prior to the date we request each advance, subject to the Aggregate Limit. Any such advance will reduce amounts that we can request for future advances and draw downs. The purchase price payable for the shares sold pursuant to any advance will be equal to 97% of the lowest VWAP of the Common Stock during a pricing period of three consecutive trading days following Tau’s receipt of the applicable advance notice. Tau’s obligation to purchase the shares we request to sell pursuant to any advance is conditioned upon, in addition to certain other customary closing conditions, the continued effectiveness of a registration statement pursuant to which Tau may freely sell the shares to be received.

Subsequent to December 31, 2024, the company received $740,500 in proceeds under the original ELOC agreement.

Funicular Amendment

On January 7, 2025, the Company and Funicular Funds, LP (“Funicular”) entered into an Amendment, Waiver and Consent (the “Amendment”). Pursuant to the Amendment, the Company and Funicular agreed to certain amendments to the secured promissory note, in the original principal amount of $6 million (the “Secured Note”), and the registration rights agreement (the “Funicular RRA”), in each case entered into between them on February 9, 2024, including an extension of the maturity date of the Secured Note from November 9, 2025 to January 31, 2028. In addition, Funicular agreed to waive certain defaults by the Company under the Secured Note and the Funicular RRA and consented to the transactions contemplated by the Purchase Agreement.

Issuances of Common Stock

On January 2, 2025, the Company issued 125,000 shares of Common Stock to Tau under the ELOC agreement. The ELOC allowed for at least 10,000,000 pre reverse split or 166,667 post reverse split shares of Common Stock.

On January 3, 2025, the Company issued 7,247 shares of Common Stock to one of the Wilson-Davis sellers as payment of interest on the Short-Term Note.

On January 15, 2025, the Company issued 4,166 shares of Common Stock to Carriage House Capital, Inc. pursuant to the Consulting Agreement, dated as of February 19, 2024, between Carriage and the Company.

On January 21, 2025, the Company issued 130,219 shares of Common Stock to the Wilson-Davis sellers under the Short-Term Note, the Long-Term Note and the Merger Financing Note for total interest accrued as of December 31, 2024, of $971,420. Conversion rate of 90% of the trailing seven-trading day VWAP prior to payment of $7.46.

In connection with the Chardan Note, the Company received conversion notices on February 4, 2025, February 5, 2025, February 7, 2025, February 10, 2025, February 12, 2025, and February 13, 2025 to convert a total of $375,000 of principal for a total of 107,494 shares of Common Stock, the conversion price was based on 90% of the VWAP ranging from $3.198 to $3.890 per share.

On February 6, 2025, the Company issued 6,919 shares of Common Stock to Outside The Box Capital Inc. (“OTB”), pursuant to a Marketing Services Agreement, dated as of September 25, 2024, between the Company and OTB (the “Marketing Agreement”) valued at $3.59 per share based on the closing price of the stock on issuance for total compensation of $24,839.

On February 6, 2025, the Company issued 27,282 shares of Common Stock to AtlasFinTech Holdings, Corp. as repayment of $177,334 of advances made for working capital needs. The shares were valued at $97,942 with corresponding contribution to capital from related party for the difference.

On February 11, 2025, the Company received a conversion notice from a Wilson-Davis Seller to convert a total of $1,400,000 in principal and $21,053 of accrued interest at a conversion rate of 90% of the trailing seven-trading day VWAP prior to payment of $3.51, resulting in the issuance of 404,381 shares of Common Stock.

NOTE 21. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued. Based upon this review, other than described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements, other than as described below.

On July 5, 2024 pursuant to the transactions contemplated by a letter of intent, between AtlasClear and Pacsquare for the Source Code Purchase Agreement and Master Services Agreement, the Company issued and additional 500,000 shares to Pacsquare.

In accordance with the Chardan Convertible Note agreement, the note holder converted $725,000 in principle and received 2,263,031 shares on various dates subsequent to June 30, 2024, 493,909 of the shares were transferred by Atlas Fintech, Co-Sponsor. In addition, interest for the quarter ended March 31, 2024 and June 30, 2024 was paid with shares transferred by a Atlas Fintech on behalf of the Company for a total of 198,196 shares.

Subsequent to June 30, 2024, Quantum Venture, Co-Sponsor and Atlas Fintech, Co-Sponsor transferred 1,558,923 and 1,183,629 shares respectively as payment of interest under various Note obligations such as the Promissory notes, Secured Convertible notes and the Short and long term notes due to sellers.

On July 31, 2024, the Company and Tau entered into the ELOC Agreement. Pursuant to the ELOC Agreement, upon the terms thereof and subject to the satisfaction of certain conditions, the Company has the right from time to time at the Company’s option to direct Tau to purchase up to a specified maximum amount of shares of our Common Stock, up to a maximum aggregate purchase price of $10 million (the “Aggregate Limit”), over the 24-month term of the ELOC Agreement. The Company may request, individual advances up to the greater of 100,000 shares or such amount as is equal to 50% of the average daily volume traded of the Common Stock during the 30 trading days immediately prior to the date the request of each advance, subject to the Aggregate Limit. Any such advance will reduce amounts that the Company can request for future advances and draw downs. The purchase price payable for the shares sold pursuant to any advance will be equal to 97% of the lowest VWAP of the Common Stock during a pricing period of three consecutive trading days following Tau’s receipt of the applicable advance notice. Tau’s obligation to purchase the shares the Company request to sell pursuant to any advance is conditioned upon, in addition to certain other customary closing conditions, the continued effectiveness of a registration statement pursuant to which Tau may freely sell the shares to be received. 10,000,000 of the shares of Common Stock that may be issuable to Tau pursuant to the ELOC Agreement are being registered hereby. Tau is an underwriter within the meaning of Section 2(a)(11) of the Securities Act. The registration of the shares hereunder does not mean that Tau will actually purchase or that the Company will actually issue and sell all or any of the 10,000,000 shares of our Common Stock being registered for potential issuance to Tau pursuant to this registration statement. The Company has issued 2,475,000 shares under the ELOC.

On August 9, 2024, the Company entered into a Satisfaction of Discharge of indebtedness agreement with Atlas Fintech Holdings Corporation. In the agreement the Company agreed to issue 2,788,276 shares in satisfaction of $803,860 included in accounts payable. In addition the Company issued 1,337,500 shares as reimbursement for 1,183,629 shares that were transferred by Atlas Fintech Holdings Corporation to satisfy the Company requirements to pay interest on various loans with unrestricted shares. The company agreed to compensate the Atlas Fintech Holding Corporation 13% fee. As such a total of 4,125,776 Common Stock shares were transferred.

On August 28, 2024, the Company issued an additional 1,055,448 shares to the Wilson-Davis selling shareholders as payment of interest under the short term and long term note and as consideration for the Merger Consideration paid in stock.

On August 29, 2024, the Company issued 12,000 shares of Common Stock to Lead Nectar in lieu of payment for internet marketing services in the amount of $20,000, at a price per share of $1.66.

On July 10, 2024 and August 29, 2024, the Company issued 1,602,994 and 882,668 shares, respectively as partial conversion and payments of interest on the Short- and Long term Sellers Notes, the July distribution included share transfer from counders to cover the contingent guarantee made to the sellets.

Prior to the maturity date of October 13, 2024, FINRA approved a one-year extension for $1,280,000 in Subordinated notes. The interest rate on the subordinated notes increased from 5% to 8% and the notes mature on October 13, 2025. One of the notes, $20,000, was not renewed and will not be included in the Net Capital calculations. The note will be treated as debt.